UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Brazil — 60.9%
Arezzo Industria e Comercio SA		7,000	$109,172
Autometal SA		310,000	2,473,097
Banco Bradesco SA - ADR		1,175,000	14,358,500
Banco do Brasil SA		550,000	5,465,404
BB Seguridade Participacoes SA (a)		1,700,000	13,740,987
BM&FBovespa SA		2,925,000	15,770,268
BR Malls Participacoes SA		635,000	5,628,115
BR Properties SA		700,000	5,799,198
BRF - Brasil Foods SA - ADR		790,000	16,929,700
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares		195,000	8,649,287
Cia de Bebidas das Americas, Preference Shares - ADR		310,000	11,711,800
Cia de Concessoes Rodoviarias		2,500,000	19,615,579
Cosan Ltd., Class A		85,000	1,366,800
Cosan SA Industria e Comercio		225,000	4,266,553
Cyrela Brazil Realty SA		465,000	3,320,337
EDP - Energias do Brasil SA		863,000	4,467,543
Embraer SA - ADR		191,000	6,488,270
Estacio Participacoes SA		242,000	1,869,086
Even Construtora e Incorporadora SA		618,000	2,299,875
Gerdau SA - ADR		850,000	5,389,000
Hypermarcas SA		660,000	4,776,382
Iguatemi Empresa de Shopping Centers SA		213,000	2,147,413
Iochpe-Maxion SA		215,000	2,365,485
Itau Unibanco Holdings SA, Preference Shares - ADR		2,327,000	29,669,250
Klabin SA, Preference Shares		479,000	2,326,395
Kroton Educacional SA		487,000	6,937,778
Localiza Rent a Car SA		86,000	1,225,152
Lojas Renner SA		13,000	344,182
LPS Brasil Consultoria de Imoveis SA		504,000	4,082,635
Marcopolo SA, Preference Shares		680,000	3,859,995
Natura Cosmeticos SA		13,000	261,841
Petroleo Brasileiro SA - ADR		625,000	8,525,000
Petroleo Brasileiro SA - Sponsored ADR		148,000	2,122,320
QGEP Participacoes SA		450,000	2,335,459
T4F Entretenimento SA (a)		400,000	1,437,745
Transmissora Alianca de Energia Eletrica SA		160,000	1,601,157
Ultrapar Participacoes SA		385,000	9,138,339
Ultrapar Participacoes SA - ADR		49,000	1,152,480
Vale SA - ADR (b)		360,000	4,939,200
Vale SA, Preference ‘A’ Shares - ADR		1,490,000	18,341,900

			257,308,679
Chile — 3.1%
Banco Santander Chile SA - ADR		170,000	3,835,200
Empresa Nacional de Telecomunicaciones SA		107,000	1,753,251
SACI Falabella		740,000	7,581,597

			13,170,048
Colombia — 1.1%
Pacific Rubiales Energy Corp.		240,000	4,666,342
Mexico — 24.9%
Alfa SAB de CV, Class A		2,950,000	7,573,193
Alpek SA de CV (b)		925,000	2,094,381
America Movil SAB de CV, Series L - ADR		735,000	15,420,300
Cemex SAB de CV - ADR (a)(b)		1,075,000	12,373,250
Concentradora Fibra Hotelera Mexicana SA de CV (b)		720,000	1,415,451
Fibra Uno Administracion SA de CV		2,207,000	7,044,637
Fomento Economico Mexicano SAB de CV - ADR		220,000	21,887,800
Grupo Financiero Banorte SA de CV, Series O		1,436,000	9,123,439
Grupo Sanborns SA de CV (b)		1,263,000	2,923,952
Grupo Televisa SA - ADR		676,000	18,319,600
Macquarie Mexico Real Estate Management SA de CV (a)		1,230,000	2,480,656
Wal-Mart de Mexico SA de CV, Series V (b)		1,725,000	4,720,107

			105,376,766
Panama — 2.0%
Copa Holdings SA, Class A		60,000	8,350,200
Peru — 1.8%
Credicorp Ltd.		44,000	5,226,760
Grana y Montero SA - ADR (a)		125,000	2,612,500

			7,839,260
Spain — 0.6%
Cemex Latam Holdings SA (a)		325,000	2,624,357
Total Common Stocks — 94.4%			399,335,652

Corporate Bonds	Par (000)
Brazil — 0.6%
Hypermarcas SA:
3.00%, 10/15/15	BRL	1,648	865,509
11.30%, 10/15/18		1,510	607,552

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Brazil (concluded)
Lupatech SA, 6.50%, 4/15/18 (c)	BRL	2,128	$962,991

			2,436,052
Total Corporate Bonds — 0.6%			2,436,052

Participation Notes
Brazil — 4.2%
Localiza Rent a Car SA (Expires 5/08/14)	USD	75	1,068,446
Merrill Lynch International:
(Arezzo Industria e Comercio SA), due 4/30/14		50	779,801
(Cosan SA Industria e Comercio), due 5/16/14		85	1,611,809
(Lojas Renner SA), due 4/04/14		40	1,059,022
(Natura Cosmeticos SA), due 6/12/14		100	2,014,158
(Transmissora Alianca de Energia Eletrica SA), due 7/02/14		75	750,542
Morgan Stanley BV:
(Arezzo Industria e Comercio SA), due 3/02/15		100	1,635,400
(Lojas Renner SA), due 7/22/13		33	973,988
(Lojas Renner SA), due 2/25/14		50	1,504,070
(Natura Cosmetico SA), due 7/22/13		148	3,133,708
(Consan SA Industria e Comercio), due 2/05/15		153	2,930,333

Total Participation Notes — 4.2%			17,461,277

Warrants (d)	Shares
Brazil — 0.0%
Hypermarcas SA (Expires 10/15/15)		1,644	—
Total Long-Term Investments (Cost — $350,220,311) — 99.2%			419,232,981

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.18% (e)(f)(g)		17,896	17,896,186
Total Short-Term Securities (Cost – $17,896,186) — 4.2%			17,896,186
Total Investments (Cost — $368,116,497*) — 103.4%			437,129,167
Liabilities in Excess of Other Assets — (3.4)%			(14,332,631)

Net Assets — 100.0%			$422,796,536

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$396,023,016

Gross unrealized appreciation	$92,307,255
Gross unrealized depreciation	(51,201,104)

Net unrealized appreciation	$41,106,151

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

2	BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2012	Net Activity	Shares/Beneficial Interest Held at July 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,263,188	(4,263,188)	—	$3,003
BlackRock Liquidity Series, LLC, Money Market Series	$11,970,000	$5,926,186	$17,896,186	$35,258

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	BRL	Brazilian Real
	MXN	Mexican New Peso
	PEN	Peruvian Nuevo Sol
	USD	US Dollar

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	56,715	PEN	158,066	Brown Brothers Harriman & Co.	8/01/13	$183
USD	372	BRL	850	Brown Brothers Harriman & Co.	8/02/13	(1)
USD	85	BRL	194	Brown Brothers Harriman & Co.	8/02/13	—
USD	385,184	MXN	4,915,681	Bank of America N.A.	8/05/13	327
Total						$509

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Brazil	$257,308,679	—	—	$257,308,679
Chile	13,170,048	—	—	13,170,048
Colombia	4,666,342	—	—	4,666,342
Mexico	105,376,766	—	—	105,376,766
Panama	8,350,200	—	—	8,350,200
Peru	7,839,260	—	—	7,839,260
Spain	2,624,357	—	—	2,624,357
Corporate Bonds	—	—	$2,436,052	2,436,052
Participation Notes	5,444,955	$1,838,823	10,177,499	17,461,277
Short-Term Securities	—	17,896,186	—	17,896,186

Total	$404,780,607	$19,735,009	$12,613,551	$437,129,167

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$510	—	—	$510
Liabilities:
Foreign currency exchange contracts	(1)	—	—	(1)

Total	$509	—	—	$509

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

4	BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$247,482	—	—	$247,482
Liabilities:
Bank overdraft	—	$(1,922,306)	—	(1,922,306)
Collateral on securities loaned at value	—	(17,896,186)	—	(17,896,186)

Total	$247,482	$(19,818,492)	—	$(19,571,010)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2012	$2,809,770	$13,139,589	$15,949,359
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	369	—	369
Net realized gain (loss)	(13,761)	790,729	776,968
Net change in unrealized appreciation/depreciation[1]	(288,736)	(4,690,860)	(4,979,596)
Purchases	—	5,618,332	5,618,332
Sales	(71,590)	(4,680,291)	(4,751,881)

Closing Balance, as of July 31, 2013	$2,436,052	$10,177,499	$12,613,551

[1]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2013 was $(3,028,844).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK LATIN AMERICA FUND, INC.	JULY 31, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Latin America Fund, Inc.

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Latin America Fund, Inc.

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Latin America Fund, Inc.

Date: September 24, 2013